Property, plant and equipment (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net book value	R$ 37,579	R$ 40,417	R$ 38,405
Cost	87,389	87,414	81,046
Accumulated depreciation	(49,810)	(46,997)	(42,641)
Beginning balance	40,417	38,405
Acquisitions	3,632	3,853
Foreign currency translation adjustment	(808)	2,368
Disposals	(1,806)	(88)
Write-off due to the disposal of subsidiaries	(73)	(355)
Depreciation	(3,783)	(3,766)
Ending balance	37,579	40,417	38,405
Land [member]
IfrsStatementLineItems [Line Items]
Net book value	621	631	603
Cost	621	631	603
Beginning balance	631	603
Foreign currency translation adjustment	(13)	42
Transfers by concluded projects	11
Disposals	(8)
Write-off due to the disposal of subsidiaries		(14)
Ending balance	621	631	603
Buildings [member]
IfrsStatementLineItems [Line Items]
Net book value	5,534	5,362	5,209
Cost	9,861	9,410	8,991
Accumulated depreciation	(4,327)	(4,048)	(3,781)
Beginning balance	5,362	5,209
Acquisitions	4	1
Foreign currency translation adjustment	47	278
Transfers by concluded projects	782	170
Disposals	(408)	(5)
Write-off due to the disposal of subsidiaries	(24)	(79)
Depreciation	(229)	(212)
Ending balance	5,534	5,362	5,209
Machinery And Facilities [Member]
IfrsStatementLineItems [Line Items]
Net book value	24,987	26,297	25,204
Cost	68,369	67,287	62,163
Accumulated depreciation	(43,382)	(40,990)	(36,959)
Beginning balance	26,297	25,204
Acquisitions	294	261
Foreign currency translation adjustment	(531)	1,760
Transfers by concluded projects	3,567	2,618
Disposals	(1,297)	(91)
Write-off due to the disposal of subsidiaries	(49)	(101)
Depreciation	(3,294)	(3,354)
Ending balance	24,987	26,297	25,204
Projects And Stoppage In Progress [Member]
IfrsStatementLineItems [Line Items]
Net book value	5,491	7,286	6,550
Cost	5,491	7,286	6,550
Beginning balance	7,286	6,550
Acquisitions	3,331	3,577
Foreign currency translation adjustment	(287)	253
Transfers by concluded projects	(4,766)	(3,038)
Disposals	(73)	(16)
Write-off due to the disposal of subsidiaries		(40)
Ending balance	5,491	7,286	6,550
Other [Member]
IfrsStatementLineItems [Line Items]
Net book value	946	841	839
Cost	3,047	2,800	2,739
Accumulated depreciation	(2,101)	(1,959)	(1,901)
Beginning balance	841	839
Acquisitions	3	14
Foreign currency translation adjustment	(24)	35
Transfers by concluded projects	406	250
Disposals	(20)	24
Write-off due to the disposal of subsidiaries		(121)
Depreciation	(260)	(200)
Ending balance	R$ 946	R$ 841	R$ 839